Borrowings - Components of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Borrowings	$ 377,000	$ 89,084
Borrowings on secured lines of credit [Member]
Short-term Debt [Line Items]
Borrowings	$ 377,000	30,000
Term Loans [Member]
Short-term Debt [Line Items]
Borrowings		$ 59,084